[LOGO]

                               MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND
================================================================================


                                  ANNUAL REPORT





















================================================================================
                                December 31, 2000

[LOGO]


Dear Shareholders,

On the heels of an abysmal fourth quarter, US stocks closed out 2000 on the downside as the S&P 500 declined 9.10% and the Russell 2000 fell 3.0% for the year. Matrix Growth and Matrix Emerging Growth Funds kept pace with these benchmarks as they declined 9.61% and 3.72%, respectively. Last year's decline ended a string of nine annual advances for the S&P 500, while NASDAQ's 39.29% decline was the worst result ever for that index.

The moderate weakness of the S&P 500 reflected across-the-board weakening of US economic conditions, while the dramatic NASDAQ decline reflected more serious setbacks for the telecommunications, networking, and information technology companies. In retrospect, investors had been far too worried about the negative implications of Y2K problems at the start of the year, were subsequently far too optimistic about all sorts of new business models as the year progressed, and in the end felt bushwhacked when the economic reality of the up-and-coming "new economy" simply didn't live up to expectations.

At present, it is not yet clear who the winners and losers will be from this series of events or whether all the negative fallout has been realized. While it is obvious large sums of shareholder equity were lost during the "land-rush" phase of Internet start-ups, the lessons learned in that experience have not been lost on the well established businesses who had been expected to succumb to the onslaught of their newly arrived competitors. Going forward the adoption of new business practices will be much more disciplined though disruptions in various market sectors will continue until certain start-ups have either mended their loss-making operations or shut down.

The Communications Services sector is early on in this process. The regulatory veto of large scale mergers along with massive issuance of debt by cable, internet backbone, and local exchange carriers have left these companies short of infrastructure to serve high-growth wireless markets even after heavy spending to enhance their capabilities. If the availability of enhanced wireless communications is delayed, pending product and marketing programs from many sources will be shelved and the further slowdown of capital spending will ripple through all equipment suppliers.

The consumer also appears to be suffering a bit of fatigue. Auto sales have been particulary weak and, we believe, there is good likelihood that weakness in stock prices will have a negative effect on retail sales and consumer spending generally. The incoming Bush administration intends to push through a substantial tax cut at the earliest opportunity but, in our opinion, any stimulative effect will be minimal in the current year.

Various other macro-economic forces are working as a drag on economic activity. Energy and natural gas prices particulary remain at high levels, and major-GDP contributor California is suffering serious energy shortages. We believe the expedited rate cut just implemented by the Federal Reserve will have beneficial effect this year, but it won't turn the lights back on in Silicon Valley.

Matrix Growth Fund benefited this year from full-weight positions in blue chip issues like Enron, General Electric, and American International Group, while Matrix Emerging Growth enjoyed good performance from a full weighting of Health Care issues. Small capitalization stocks categorically outperformed large cap issues for the year, which was reflected in Matrix Fund's relative performance.

At the outset of 2001 small cap issues are arguably more attractively valued than the major blue chips. This likely reflects a flight to quality by investors who will wait out fourth-quarter earnings announcements and immediately upcoming economic developments before adding to, or possibly reducing, their stock holdings. The over all market will remain in a transition state until investors do feel they have a grip on actual economic conditions.

As always, we will judge developments from here from an optimistic and growth-oriented perspective, and will apply full effort to maintaining Matrix Growth and Matrix Emerging Growth Funds as top-notch investment vehicles.


Sincerely,

/s/ Peter H. Williams                       /s/ Fred W. Weller

Peter H. Williams                           Fred W. Weller
January 15, 2001

                               MATRIX GROWTH FUND
                       Value of $10,000 vs S&P 500 Index

                           Average Annual Total Return
                         Period Ended December 31, 2000
         One Year   Five Years   Ten Years   Since Inception (5/14/86)
         --------   ----------   ---------   -------------------------
          -9.61%      14.91%       13.74%             11.08%

                         Matrix Growth Fund         S&P 500 with Income
                         ------------------         -------------------
          5/14/1986            10,000                      10,000
         12/31/1986            10,000                      10,387
         12/31/1988             9,878                      12,744
         12/31/1990            12,837                      16,292
         12/31/1992            18,085                      22,882
         12/31/1994            18,804                      25,502
         12/31/1996            27,391                      43,137
         12/31/1998            44,392                      73,956
         12/31/2000            46,562                      77,507

Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The s&P 500 is unmanaged and returns include reinvested dividends.


                           MATRIX EMERGING GROWTH FUND
              Value of $10,000 vs S&P 500 and Russell 2000 Indexes

                           Average Annual Total Return
                         Period Ended December 31, 2000
                One Year   Five Years   Since Inception (4/4/95)
                --------   ----------   ------------------------
                 -3.72%       9.33%             13.10%

                       Matrix Emerging         S&P 500         Russell 2000
                         Growth Fund         with Income        with Income
                         -----------         -----------        -----------
         4/4/1995          10,000              10,000              10,000
       12/31/1995          12,980              12,419              12,251
       12/31/1996          14,339              15,274              14,272
       12/31/1997          16,718              20,367              17,464
       12/31/1998          16,262              26,186              17,019
       12/31/1999          21,072              31,687              20,636
       12/31/2000          20,289              28,801              20,013

Past performance is not predictive of future performance.

The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company index. The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The indicies are unmanaged and returns include reinvested dividends.

                               MATRIX GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2000
--------------------------------------------------------------------------------

SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 85.7%

COMPUTERS - MICRO: 1.6%
 4,000     Convergys Corp.*                                          $   181,250
                                                                     -----------
COMPUTERS - SEMICONDUCTORS: 1.1%
 6,000     Cypress Semiconductor Corp.*                                  118,125
                                                                     -----------
COMPUTERS - SOFTWARE: 3.3%
12,000     Intel Corp.                                                   363,000
                                                                     -----------
CONGLOMERATES: 9.1%
21,000     General Electric Co.                                        1,006,688
                                                                     -----------
CONSUMER NON-CYCLICAL: 14.3%
14,000     Colgate Palmolive Co.                                         903,700
12,000     Schering-Plough Corp.                                         681,000
                                                                     -----------
                                                                       1,584,700
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES: 2.9%
 4,000     Morgan Stanley Dean Witter & Co.                              317,000
                                                                     -----------
DIVERSIFIED MANUFACTURING: 3.0%
 6,000     Tyco International Ltd.                                       333,000
                                                                     -----------
ENERGY: 13.3%
12,000     Enron Corp.                                                   997,500
 5,561     Exxon Mobil Corp.                                             483,459
                                                                     -----------
                                                                       1,480,959
                                                                     -----------
FINANCIAL: 5.9%
12,000     American Express Co.                                          659,250
                                                                     -----------
INSURANCE: 5.3%
 6,000     American International Group, Inc.                            591,375
                                                                     -----------
MEDICAL INSTRUMENTS: 6.4%
18,000     Biomet, Inc.                                                  714,375
                                                                     -----------
OIL - FIELD SERVICES: 1.3%
 4,000     Halliburton Co.                                               145,000
                                                                     -----------
PHARMACEUTICALS: 5.7%
13,750     Pfizer, Inc.                                                  632,500
                                                                     -----------
PUBLISHING - NEWSPAPERS: 3.8%
10,000     Tribune Co.                                                   422,500
                                                                     -----------
TELECOMMUNICATIONS: 4.7%
 6,000     Nortel Networks Corp.                                         192,375
 8,000     Qwest Communications International*                           328,000
                                                                     -----------
                                                                         520,375
                                                                     -----------
TELECOMMUNICATIONS - EQUIPMENT: 2.5%
15,000     ADC Telecommunications, Inc.*                                 271,875
                                                                     -----------
UTILITIES: 1.5%
12,000     WorldCom, Inc.*                                               168,000
                                                                     -----------
TOTAL COMMON STOCKS (cost $4,919,220)                                  9,509,972
                                                                     -----------

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 18.4%
$2,038,191     Firstar Institutional Money Market Fund
                 (cost $2,038,191)                                 $  2,038,191
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (cost $6,957,411+): 104.1%           11,548,163
Liabilities in excess of Other Assets: (4.1)%                          (451,140)
                                                                   ------------
NET ASSETS: 100.0%                                                 $ 11,097,023
                                                                   ============

*    Non-income producing security.
+ At December 31, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were a follows:

          Gross unrealized appreciation                             $ 5,050,707
          Gross unrealized depreciation                                (459,955)
                                                                    -----------
          Net unrealized appreciation                               $ 4,590,752
                                                                    ===========

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2000
--------------------------------------------------------------------------------

SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.8%

ADVERTISING: 1.1%
 4,798     Havas Advertising S.A.- ADR W/I*                          $    67,772
                                                                     -----------
BIOTECHNOLOGY: 2.8%
 2,800     Albany Molecular Research, Inc.*                              172,550
                                                                     -----------
CAPITAL GOODS: 1.3%
 2,800     Capstone Turbine Corp.*                                        78,400
                                                                     -----------
CHEMICALS: 1.5%
 1,700     OM Group, Inc.                                                 92,862
                                                                     -----------
CHEMICALS - DIVERSIFIED: 2.2%
 3,000     Cambrex Corp.                                                 135,750
                                                                     -----------
COMMERCIAL SERVICES: 2.9%
 2,000     Apollo Group, Inc. - Class A*                                  98,375
 3,000     Pre-Paid Legal Services, Inc.*                                 76,500
                                                                     -----------
                                                                         174,875
                                                                     -----------
COMMUNICATIONS - EQUIPMENT: 0.5%
 1,800     Stratos Lightwave Inc.*                                        30,712
                                                                     -----------
COMMUNICATIONS - TECHNOLOGY: 2.9%
 1,000     Avanex Corporation*                                            59,562
 5,000     FLAG Telecom Holdings Ltd.*                                    31,250
 6,000     Metromedia Fiber Network, Inc.*                                60,750
 1,840     MRV Communications, Inc.*                                      24,610
                                                                     -----------
                                                                         176,172
                                                                     -----------
COMPUTERS - SOFTWARE: 3.1%
 5,000     Cisco Systems, Inc.*                                          191,250
                                                                     -----------
DAY CARE: 1.7%
 4,000     Bright Horizons Family Solutions, Inc.*                       104,500
                                                                     -----------
DRUGS & PHARMACEUTICALS: 6.4%
 4,600     Elan Corp. PLC, ADR*                                          215,338
 3,478     Watson Pharmaceuticals, Inc.*                                 178,030
                                                                     -----------
                                                                         393,368
                                                                     -----------
EDUCATIONAL SOFTWARE: 2.5%
 4,000     SmartForce Public Ltd. Co.* $                                 150,250
                                                                     -----------
ELECTRIC POWER: 0.7%
 1,800     Orion Power Holdings, Inc.*                                    44,325
                                                                     -----------
ELECTRONIC INSTRUMENTS: 0.6%
 1,000     Power-One, Inc.*                                               39,312
                                                                     -----------
ELECTRONICS: 9.8%
 8,000     Applied Micro Circuits Corp.*                                 600,375
                                                                     -----------
FINANCIAL SERVICES: 1.4%
 3,500     Tucker Anthony Sutro Corp.                                     85,969
                                                                     -----------
FOOD & BEVERAGE: 0.6%
 1,200     Hain Celestial Group, Inc.*                                    39,000
                                                                     -----------
HEALTHCARE - SERVICES: 2.4%
 2,400     UnitedHealth Group, Inc.                                      147,300
                                                                     -----------
INSURANCE: 2.3%
 1,866     Radian Group, Inc.                                            140,067
                                                                     -----------
INTERNET: 1.5%
 3,729     Retek, Inc.*                                                   90,894
                                                                     -----------
MEDIA AND BROADCASTING: 2.3%
12,000     Radio Unica Corp.*                                             45,000
16,000     Regent Communications, Inc.*                                   95,000
                                                                     -----------
                                                                         140,000
                                                                     -----------
MEDICAL SUPPLIES: 3.1%
 3,500     Guidant Corp.*                                                188,781
                                                                     -----------
OIL & GAS PRODUCERS: 3.6%
 6,750     Cross Timbers Oil Co.                                         187,313
 1,750     Ocean Energy, Inc.                                             30,406
                                                                     -----------
                                                                         217,719
                                                                     -----------
OIL - EXPLORATION & PRODUCTION: 1.7%
 7,000     Comstock Resources, Inc.*                                     103,250
                                                                     -----------
OIL EQUIPMENT, WELLS & SERVICES: 2.3%
 6,000     R&B Falcon Corp.*                                             137,625
                                                                     -----------

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

--------------------------------------------------------------------------------

SHARES                                                                  VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS: 9.1%
 3,500     Express Scripts, Inc. - Class A*                          $   357,875
 1,000     Professional Detailing, Inc.*                                 105,766
 2,600     Transkaryotic Therapies, Inc.*                                 94,738
                                                                         558,379
                                                                     -----------
RETAIL: 1.9%
 4,166     99 CENTS Only Stores, Inc.*                                   114,044
                                                                     -----------
SCHOOLS: 3.9%
 3,000     Learning Tree International, Inc.*                            148,500
 6,000     Sylvan Learning Systems, Inc.*                                 88,875
                                                                     -----------
                                                                         237,375
                                                                     -----------
SEMICONDUCTORS: 2.8%
 2,000     Broadcom Corp.*                                               169,000
                                                                     -----------
SOFTWARE: 8.0%
 5,000     Advent Software, Inc.*                                        200,313
10,000     Oracle Corp.*                                                 290,625
                                                                     -----------
                                                                         490,938
                                                                     -----------
TELECOMMUNICATIONS: 11.9%
 4,000     Comverse Technology, Inc.*                                    434,500
 2,700     Global Crossing Ltd.*                                          38,644
 4,500     JDS Uniphase Corp.*                                           187,594
 1,500     Tut Systems, Inc.*                                             12,375
 3,750     WorldCom, Inc.*                                                52,500
                                                                     -----------
                                                                         725,613
                                                                     -----------
TOTAL COMMON STOCKS (cost $2,875,141)                                  6,038,427
                                                                     -----------

PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 1.7% $102,520 Firstar Institutional
  Money Market Fund (cost $102,520)                                  $  102,520
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES
(cost $2,977,661+): 100.5%                                            6,140,947
Liabilities in excess of Other Assets: (0.5)%                           (28,025)
                                                                     ----------
NET ASSETS: 100.0%                                                   $6,112,922
                                                                     ==========

*    Non-income producing security.
+ At December 31, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

          Gross unrealized appreciation                              $3,739,408
          Gross unrealized depreciation                                (576,122)
                                                                     ----------
          Net unrealized appreciation                                $3,163,286
                                                                     ==========

See accompanying Notes to Financial Statements.

                                  MATRIX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT December 31, 2000
--------------------------------------------------------------------------------

                                                                     GROWTH          EMERGING GROWTH
                                                                      FUND                FUND
                                                                   -----------         -----------
ASSETS
  Investments in securities, at value
    (cost $6,957,411 and $2,977,661 respectively) ...........      $11,548,163         $ 6,140,947
  Receivables:
    Due from advisor ........................................            4,017                  --
    Dividends and interest ..................................           13,016               1,262
    Fund shares sold ........................................              837                 618
  Prepaid expenses ..........................................            2,532                 250
                                                                   -----------         -----------
    Total assets ............................................       11,568,565           6,143,077
                                                                   -----------         -----------
LIABILITIES
  Payables:
    Administration fees .....................................            2,705               2,705
    Due to advisor ..........................................               --               3,700
    Fund shares redeemed ....................................           56,412                  --
    Securities purchased ....................................          389,375                  --
  Accrued expenses ..........................................           23,050              23,750
                                                                   -----------         -----------
    Total liabilities .......................................          471,542              30,155
                                                                   -----------         -----------
NET ASSETS ..................................................      $11,097,023         $ 6,112,922
                                                                   ===========         ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($11,097,023/803,106 and $6,112,922/336,947,
 respectively; of shares authorized without par value).......      $     13.82         $     18.14
                                                                   ===========         ===========
COMPONENTS OF NET ASSETS
  Paid-in capital ...........................................      $ 5,656,447         $ 2,820,241
  Accumulated net realized gain on investments ..............          849,824             129,395
  Net unrealized appreciation on investments ................        4,590,752           3,163,286
                                                                   -----------         -----------
    Net assets ..............................................      $11,097,023         $ 6,112,922
                                                                   ===========         ===========

See accompanying Notes to Financial Statements.

                                  MATRIX FUNDS

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                GROWTH             EMERGING GROWTH
                                                                 FUND                   FUND
                                                              -----------            -----------
INVESTMENT INCOME
  Income
    Dividends ...........................................     $    81,847            $     3,154
    Interest ............................................          44,340                  7,687
    Other ...............................................           2,482                     --
                                                              -----------            -----------
      Total income ......................................         128,669                 10,841
                                                              -----------            -----------
  Expenses
    Advisory fees .......................................         110,673                 69,127
    Distribution fees ...................................          15,595                  9,898
    Administration fees .................................          30,000                 30,000
    Fund accounting fees ................................          18,809                 17,250
    Audit fees ..........................................          14,496                 14,594
    Transfer agent fees .................................          11,601                  9,420
    Custody fees ........................................           9,734                  7,679
    Reports to shareholders .............................           8,084                  1,422
    Registration fees ...................................           2,553                     --
    Legal fees ..........................................           2,947                  3,141
    Trustee fees ........................................           4,319                  4,635
    Amortization of deferred organization costs..........              --                  1,778
    Insurance expense ...................................             500                     --
    Miscellaneous .......................................           3,634                    596
                                                              -----------            -----------
      Total expenses ....................................         232,945                169,540
      Less: fees waived .................................         (17,760)               (15,916)
                                                              -----------            -----------
      Net expenses ......................................         215,185                153,624
                                                              -----------            -----------
        NET INVESTMENT LOSS .............................         (86,516)              (142,783)
                                                              -----------            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ......................       1,638,896              1,270,466
  Net unrealized depreciation on
    investments .........................................      (2,770,919)            (1,246,677)
                                                              -----------            -----------
    Net realized and unrealized gain (loss)
      on investments ....................................      (1,132,023)                23,789
                                                              -----------            -----------
      NET DECREASE IN NET ASSETS
        RESULTING FROM OPERATIONS .......................     $(1,218,539)           $  (118,994)
                                                              ===========            ===========

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year Ended             Year Ended
                                                          December 31, 2000       December 31, 1999
                                                          -----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss .................................      $    (86,516)          $    (62,153)
  Net realized gain on investments ....................         1,638,896              3,819,403
  Net unrealized depreciation on investments...........        (2,770,919)            (1,840,676)
                                                             ------------           ------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .......................        (1,218,539)             1,916,574


DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain ..............................          (995,846)            (3,722,309)
                                                             ------------           ------------


CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived
   from net change in outstanding shares (a)...........            60,297              1,511,376
                                                             ------------           ------------
    TOTAL DECREASE IN NET ASSETS ......................        (2,154,088)              (294,359)

NET ASSETS
  Beginning of year ...................................        13,251,111             13,545,470
                                                             ------------           ------------
  END OF YEAR .........................................      $ 11,097,023           $ 13,251,111
                                                             ============           ============

(a) A summary of capital share transactions is as follows:

                                                 Year Ended                   Year Ended
                                              December 31, 2000            December 31, 1999
                                          ------------------------      ------------------------
                                            Shares        Value           Shares        Value
                                          ---------    -----------      ---------    -----------
Shares sold ............................     26,333    $   427,464         16,166    $   333,555
Shares issued in reinvestment
 of distributions.......................     71,225        992,878        221,930      3,668,495
Shares redeemed ........................    (84,844)    (1,360,045)      (120,105)    (2,490,674)
                                          ---------    -----------      ---------    -----------
Net increase ...........................     12,714    $    60,297        117,991    $ 1,511,376
                                          =========    ===========      =========    ===========

See accompanying Notes to Financial Statements

                           MATRIX EMERGING GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year Ended            Year Ended
                                                            December 31, 2000     December 31, 1999
                                                            -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ...................................     $   (142,783)         $   (111,624)
  Net realized gain (loss) on investments ...............        1,270,466              (434,762)
  Net unrealized appreciation (depreciation)
   on investments........................................       (1,246,677)            2,131,981
                                                              ------------          ------------
  NET INCREASE (DECREASE) IN NET ASSETS
RESULTING
    FROM OPERATIONS .....................................         (118,994)            1,585,595
                                                              ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain ................................         (425,366)                   --
                                                              ------------          ------------

CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived from
    net change in outstanding shares (a) ................         (691,799)           (1,061,294)
                                                              ------------          ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS ...............       (1,236,159)              524,301

NET ASSETS
  Beginning of year .....................................        7,349,081             6,824,780
                                                              ------------          ------------
  END OF YEAR ...........................................     $  6,112,922          $  7,349,081
                                                              ============          ============

(a) A summary of capital share transactions is as follows:

                                                Year Ended                     Year Ended
                                             December 31, 2000             December 31, 1999
                                         ------------------------       ------------------------
                                          Shares         Value           Shares         Value
                                         ---------    -----------       ---------    -----------
Shares sold ...........................     14,953    $   336,777          32,530    $   498,112
Shares issued in reinvestment
 of distributions......................     21,358        384,872              --             --
Shares redeemed .......................    (62,454)    (1,413,448)       (106,356)    (1,559,406)
                                         ---------    -----------       ---------    -----------
Net decrease ..........................    (26,143)   $  (691,799)        (73,826)   $(1,061,294)
                                         =========    ===========       =========    ===========

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

FINANCIAL HIGHLIGHTS for a capital share outstanding throughout each  year
--------------------------------------------------------------------------------

                                                                               Year Ended December 31,
                                                                  --------------------------------------------------
                                                                   2000       1999       1998       1997       1996
                                                                  ------     ------     ------     ------     ------
Net asset value, beginning of year ............................   $16.77     $20.14     $18.64     $15.09     $14.96
                                                                  ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .........................................    (0.11)     (0.08)     (0.07)     (0.06)     (0.01)
  Net realized and unrealized gain (loss) on investments.......    (1.49)      2.97       3.72       5.24       2.69
                                                                  ------     ------     ------     ------     ------
  Total from investment operations ............................    (1.60)      2.89       3.65       5.18       2.68
                                                                  ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
  From net realized gain.......................................    (1.35)     (6.26)     (2.15)     (1.63)     (2.55)
                                                                  ------     ------     ------     ------     ------
  Net asset value, end of year ................................   $13.82     $16.77     $20.14     $18.64     $15.09
                                                                  ======     ======     ======     ======     ======

  Total return ................................................    (9.61)%    16.04%     20.44%     34.57%     17.93%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (millions)...........................   $ 11.1     $ 13.3     $ 13.5     $ 12.6     $ 12.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....................     1.90%      1.98%      2.00%      1.98%      1.99%
  After fees waived and expenses absorbed .....................     1.75%      1.75%      1.75%      1.75%      1.75%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....................    (0.85)%    (0.72)%    (0.63)%    (0.57)%    (0.33)%
  After fees waived and expenses absorbed .....................    (0.70)%    (0.49)%    (0.38)%    (0.34)%    (0.08)%
  Portfolio turnover rate .....................................    32.47%     49.00%      1.00%        --         --

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year
--------------------------------------------------------------------------------

                                                                                 Year Ended December 31,
                                                                    --------------------------------------------------
                                                                     2000       1999       1998       1997       1996
                                                                    ------     ------     ------     ------     ------
Net asset value, beginning of year ............................     $20.24     $15.62     $16.33     $14.24     $12.98
                                                                    ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .........................................      (0.42)     (0.31)     (0.26)     (0.21)     (0.18)
  Net realized and unrealized gain (loss) on investments.......      (0.34)      4.93      (0.21)      2.56       1.54
                                                                    ------     ------     ------     ------     ------
  Total from investment operations ............................      (0.76)      4.62      (0.47)      2.35       1.36
                                                                    ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
  From net realized gain.......................................      (1.34)        --      (0.24)     (0.26)     (0.10)
                                                                    ------     ------     ------     ------     ------
  Net asset value, end of year ................................     $18.14     $20.24     $15.62     $16.33     $14.24
                                                                    ======     ======     ======     ======     ======

  Total return ................................................      (3.72)%    29.58%     (2.72)%    16.58%     10.47%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (millions)...........................     $  6.1     $  7.3     $  6.8     $  7.0     $  5.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....................       2.21%      2.86%      2.70%      2.71%      3.13%
  After fees waived and expenses absorbed .....................       2.00%      2.00%      2.00%      2.00%      2.00%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ....................      (2.07)%    (2.69)%    (2.29)%    (2.19)%    (2.53)%
  After fees waived and expenses absorbed .....................      (1.86)%    (1.83)%    (1.59)%    (1.48)%    (1.40)%
  Portfolio turnover rate .....................................      16.32%     25.00%     25.00%     41.00%     30.00%


See accompanying Notes to Financial Statements.

                                  MATRIX FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Matrix Growth Fund and the Matrix Emerging Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Funds began operations on May 14, 1986 and April 4, 1995, respectively. Prior to January 1, 1995, Matrix Growth Fund was a series of the Gateway Trust, a family of four no-load, diversified mutual funds. The investment objectives of the Funds are long-term growth of capital and long-term capital appreciation, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the reporting period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. DEFERRED ORGANIZATION COSTS. The costs incurred by the Funds with respect to adopting their current management and trust agreements, and initial organization for Matrix Emerging Growth, have been deferred and are being amortized using the straight-line method over a period of five years commencing January 1, 1995 for Matrix Growth and April 4, 1995 for Matrix Emerging Growth.

                                  MATRIX FUNDS

--------------------------------------------------------------------------------

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

     Sena, Weller, Rohs, Williams, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Funds up to $50 million per Fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million. For the year ended December 31, 2000, the advisory fees incurred were $110,673 for Matrix Growth and $69,127 for Matrix Emerging Growth.

     The Advisor has agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.75% and 2.00% of average daily net assets for the Matrix Growth and the Matrix Emerging Growth, respectively, through December 31, 2000. As a result, the Advisor has reimbursed the Funds for expenses in excess of the limit in the amounts of $17,760 for Matrix Growth and $15,916 for Matrix Emerging Growth.

     The Funds are responsible for their own operating expenses. The Advisor may reduce its fees or make reimbursement to the Funds at any time in order to reduce the Funds' expenses. Any such reductions made by the Advisor in its fees or payments or reimbursement of the expenses which are the Funds' obligation are subject to reimbursement by the Funds provided the Funds are able to effect such reimbursement and remain in compliance with any expense limitations then in effect. At December 31, 2000, the aggregate amount of the Funds' unreimbursed expenses were $107,603 and $163,919 for Matrix Growth and Matrix Emerging Growth Funds, respectively, of which, $26,619, $33,090, $30,134, and $17,760 are recoupable by December 31, 2002, December 31, 2003, December 31, 2004, and De-cember 31, 2005 respectively, for the Matrix Growth Fund and $45,537, $50,214, $52,252, and $15,916 are recoupable by December 31, 2002, December 31, 2003, December 31, 2004, and December 31, 2005, respectively, for the Matrix Emerging Growth Fund.

                                  MATRIX FUNDS

--------------------------------------------------------------------------------

     Investment Company Administration L.L.C., (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

     Under $15 million                 $30,000
     $15 to $50 million                0.20% of average daily net assets
     $50 to $100 million               0.15% of average daily net assets
     $100 to $150 million              0.10% of average daily net assets
     Over $150 million                 0.05% of average daily net assets

     For the year ended December 31, 2000, Matrix Growth Fund and Matrix Emerging Growth Fund each incurred $30,000 in administration fees.

     Reynolds DeWitt Securities Company (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Advisor.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended December 31, 2000, the Matrix Growth Fund and the Matrix Emerging Growth Fund incurred distribution fees of $15,595 and $9,898, respectively.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $3,693,792 and $5,586,275, respectively, for the Matrix Growth Fund and $1,218,495 and $2,524,560, respectively, for the Matrix Emerging Growth Fund.

                                  MATRIX FUNDS

--------------------------------------------------------------------------------

NOTE 6 - RETURN OF CAPITAL STATEMENT OF POSITION

     Paid-in capital, accumulated net investment loss and accumulated net realized gain (loss) have been adjusted for permanent book-tax differences. For the year ended December 31, 2000, the Matrix Growth Fund decreased paid-in capital and accumulated net investment loss by $86,516. For the year ended December 31, 2000, the Matrix Emerging Growth Fund decreased paid-in capital and accumulated net investment loss by $142,783.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
PROFESSIONALLY MANAGED PORTFOLIOS

We have audited the accompanying statement of assets and liabilities of the Matrix Growth Fund and of the Matrix Emerging Growth Fund, each a series of shares of the Professionally Managed Portfolios, including the schedules of investments as of De-cember 31, 2000, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. Our audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Matrix Growth Fund and Matrix Emerging Growth Fund as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                      TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
January 26, 2001

================================================================================

                                     ADVISOR
                         SENA WELLER ROHS WILLIAMS, INC.
                           300 Main Street Cincinnati,
                            Ohio 45202 (513) 621-2875
                                 (800) 877-3344

                                   DISTRIBUTOR
                       REYNOLDS DEWITT SECURITIES COMPANY
                  a division of Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344

                                    CUSTODIAN
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT
                             ICA FUND SERVICES CORP.
                      4455 East Camelback Road, Suite E261
                             Phoenix, Arizona 85018

                                    AUDITORS
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

                                  LEGAL COUNSEL
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104

================================================================================

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.